Receivables - Allowance for Credit Losses Activity (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	$ 727	$ 684	$ 726	$ 782	$ 782
Provision	57	43	102	87	63
charge-offs, net of recoveries	(49)	(40)	(108)	(127)	(119)
Foreign Currency Translation and Other	(43)	11	(28)	(44)
Ending Balance	692	698	692	698	726
Ending Balance: Individually Evaluated for Impairment	408	383	408	383	393
Ending Balance: Collectively Evaluated for Impairment	284	315	284	315	333
Financing receivables, net	22,294	21,652	22,294	21,652	21,976
Ending Balance: Individually Evaluated for Impairment	1,261	1,460	1,261	1,460	1,311
Ending Balance: Collectively Evaluated for Impairment	21,033	20,192	21,033	20,192	20,665
Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	559	569	613	661	661
Provision	16	29	51	69	62
charge-offs, net of recoveries	(42)	(37)	(88)	(121)	(111)
Foreign Currency Translation and Other	(28)	10	(71)	(38)	1
Ending Balance	505	571	505	571	613
Ending Balance: Individually Evaluated for Impairment	257	290	257	290	292
Ending Balance: Collectively Evaluated for Impairment	248	281	248	281	321
Financing receivables, net	12,425	12,094	12,425	12,094	12,730
Ending Balance: Individually Evaluated for Impairment	564	596	564	596	569
Ending Balance: Collectively Evaluated for Impairment	11,861	11,498	11,861	11,498	12,161
Wholesale [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	160	114	112	120	120
Provision	40	12	47	15	1
charge-offs, net of recoveries	(7)	(1)	(17)	(3)	(8)
Foreign Currency Translation and Other	(14)		37	(7)	(1)
Ending Balance	179	125	179	125	112
Ending Balance: Individually Evaluated for Impairment	151	93	151	93	101
Ending Balance: Collectively Evaluated for Impairment	28	32	28	32	11
Financing receivables, net	9,759	9,489	9,759	9,489	9,111
Ending Balance: Individually Evaluated for Impairment	697	864	697	864	742
Ending Balance: Collectively Evaluated for Impairment	9,062	8,625	9,062	8,625	8,369
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Opening Balance	8	1	1	1	1
Provision	1	2	4	3
charge-offs, net of recoveries		(2)	(3)	(3)
Foreign Currency Translation and Other	(1)	1	6	1
Ending Balance	8	2	8	2	1
Ending Balance: Individually Evaluated for Impairment
Ending Balance: Collectively Evaluated for Impairment	8	2	8	2	1
Financing receivables, net	110	69	110	69	135
Ending Balance: Individually Evaluated for Impairment
Ending Balance: Collectively Evaluated for Impairment	$ 110	$ 69	$ 110	$ 69	$ 135